STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)		12 Months Ended
	Mar. 15, 2022	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, granted	5,000,000	2,500,000	2,500,000
Stock options outstanding		565,000,000	562,500,000
Stock-based compensation expense		$ 848,710	$ 229,220
Options outstanding, intrinsic value		$ 0
Warrants to purchase common stock		0	0
Warrant compensation fair value		$ 0
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Termination years		7 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Termination years		10 years